INVESTMENTS	12 Months Ended
Dec. 31, 2023
INVESTMENTS
INVESTMENTS
7.	INVESTMENTS
The Company’s long-term investments are consisted of the follows (RMB in millions):

	2022	2023

Debt investments	18,128	17,625
Equity investments	32,049	31,717

	50,177	49,342

Debt investments
Held to maturity debt securities
Held to maturity investments were time deposits and financial products in commercial banks with maturities of more than one year with the carrying amount of RMB15.5 billion and RMB15.5 billion as of December 31, 2022 and 2023 respectively. As of December 31, 2022 and 2023, the weighted average maturities periods are 2.2 years and 1.6 years, respectively.
Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments (RMB in millions):

	2022	2023

Cost	3,792	4,030
Gross Unrealized Gains, including foreign exchange adjustment	352	143
Gross Unrealized Losses, including foreign exchange adjustment	(1,543)	(2,078)
Fair Value	2,601	2,095

For the years ended December 31, 2021, 2022 and 2023, the unrealized securities holding gains/(loss), net of tax of RMB
1 million, RMB32 million and RMB(162) million, respectively, was reported in other comprehensive income/(loss).
The Company’s
available-for-sale
debt investments mainly include the redeemable preferred shares investments. At December 31, 2023, the Company did not have the intent or a requirement to sell its available-for-sale
debt investments. The Company assesses the unrealized losses of the investments and determines whether the decline in fair value is related to credit or non
-
credit factors. For the years ended December 31, 2021, 2022 and 2023, the Company recognized credit related impairments for the available-for-sale
debt investment of nil, RMB906 million and RMB115 million.

As of December 31, 2022 and 2023, the fair value of certain
available-for-sale
debt investments were below their amortized costs. For the year ended December 31, 2022 and 2023, considering the prolonged business performance of these available-for-sale
debt investments, the quality of the investments’ credit and other adverse conditions specifically related to the investments, the Company, with the assistance from an independent appraiser, performed a quantitative assessment and recognized the credit impairment related to these available-for-sale
debt investments with aggregated amounts of RMB906 million and RMB115 million (Note 2). Upon recognition of the credit impairment, RMB884 million and RMB108 million (net of tax of RMB22 million and RMB7 million
) that was previously recorded in accumulated other comprehensive (loss)/income was reclassified into other income/(expense). For the years ended December 31,

2022 and 2023, the Company also evaluated the fair value change associated with the non-credit
losses of the redeemable preferred shares investment in these available-for-sale
debt investments was amounted to RMB268 million and RMB325 million, respectively, which was reported in other comprehensive (loss)/income. The Company reviewed other available information and at December 31, 2023, concludes the amortized cost basis of the investment is able to be recovered.
Equity investments
Equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values (RMB in millions):

	2022	2023

Cost	5,517	5,486
Gross Unrealized Gains, including foreign exchange adjustment	6,958	5,706
Gross Unrealized Losses, including foreign exchange adjustment	(541)	(1,202)

Fair Value	11,934	9,990

Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement. The change of fair value is reported in other income/(expense).
Equity securities without readily determinable fair values
Equity securities without readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance
common stock, are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. The carrying value of equity securities without readily determinable fair values was RMB551 million and RMB375 million as of December 31, 2022 and 2023 respectively. For the years ended December 31, 2021, 2022 and 2023, there was no observable price changes for these investments. None of the investments individually is considered as material to the Company’s financial position.
For the years ended December 31, 2021, 2022 and 2023, the Company disposed of certain equity securities without readily determinable fair values for total consideration of RMB15 million, nil and RMB13 million, respectively, which resulted in a
(loss)/
gain of RMB(4) million, nil and RMB8 million as reported in other income/(expense), respectively.
For the years ended December 31, 2021, 2022 and 2023, the Company made investments in equity investments without readily determinable fair values in the amounts of RMB45 million, RMB10 million and RMB8 million, respectively.
Equity method investments
In December 2016, in connection with a share exchange transaction with BTG Hotels Company (“BTG”) and Homeinns Hotel Company (“Homeinns”), the Company exchanged its previously held equity interest in Homeinns for a

22%
equity interest of BTG. The Company has historically applied the equity method to account for the investment in BTG on a one quarter lag basis. The use of this accounting convention did not have a material impact upon the Company’s reported results for each of the periods presented. In 2021, 2022 and 2023, the Company consummated the transactions to sell approximately

9
million,
4
million and
1
million BTG’s shares in open market for a total consideration of RMB
201
million,

RMB101
million and RMB
19
million, respectively. The Company recorded a gain of RMB
41
million,
RMB20
million and
RMB3
million in 2021, 2022 and 2023, respectively, reported in “Other income/ (expense)” (Note 2). After the above transactions, the Company held approximately
12% equity interest in BTG and is still able to exercise significant influence over BTG (primarily due to the Company’s ability to appoint one member to BTG’s Board of Directors), and continuously recorded this investment as an equity method investment. As of December 31, 2022 and 2023, the carrying value of its investment in BTG were

RMB
2.5

billion and
RMB2.5
billion respectively, the change of which primarily relates to the disposal of the equity investment and the equity income or loss recognized.

After a series of transactions from 2015 to 2018, the Company owned

27%
equity interest in Tongcheng Travel. The Company applies the equity method to account for the investment in Tongcheng Travel on one quarter lag basis. The use of this accounting convention did not have a material impact upon the Company’s reported results for each of the periods presented. As of December 31, 2022 and 2023, the carrying value of its equity investment was
RMB5.9 billion and RMB6.4 billion
respectively, the change of which primarily relates to the equity income recognized.
After a series of transactions in 2019, the Company owned ordinary shares and Class B shares of MakeMyTrip, representing approximately

49
% of MakeMyTrip’s total voting power. The Company applies the equity method to account for the investment in MakeMyTrip on one quarter lag basis. The use of this accounting convention did not have a material impact upon the Company’s reported results for each of the periods presented. As of December 31, 2022, and 2023, the carrying value of its investment was
RMB5.9 billion and RMB6.2 billion.
As of December 31, 2023, equity method investments that are publicly traded with an aggregate carrying amount of RMB15.2 billion have increased in value and the total market value of these investments amounted to RMB26.5 billion.
The Company made some investments in several third party investment funds and accounted for the investments under the equity method. As of December 31, 2022, and 2023, the carrying value of these investments were RMB2.9 billion and RMB3.6 billion respectively.
As of December 31, 2022, and 2023, the carrying value of the remaining equity method investments were RMB2.1 billion and RMB2.6 billion, respectively.
The Company summarizes the condensed financial information of the Company’s equity method investments as a group below in compliance with Rule
4-08
of Regulation
S-X
(RMB in millions).

	2021	2022	2023

	equity investments	equity investments	equity investments
Operating data:
Revenue	20,482	23,159	30,885
Gross profit	9,490	10,911	17,698
Income/(loss) from operations	430	(1,377)	2,557
Net income/(loss)	392	(3,129)	888
Net (loss)/income attributable to equity method investments	(31)	(788)	983
Add: Equity dilution impact	127	202	89

Equity in income/(loss) of affiliates	96	(586)	1,072

	2021	2022	2023

	equity investments	equity investments	equity investments

Balance sheet data:
Current assets	51,437	48,132	67,149
Long-term assets	51,233	54,308	55,097
Current liabilities	36,344	35,589	54,235
Long-term liabilities	21,708	21,862	19,721
Non-controlling interests	178	217	238
For the years ended December 31, 2021, 2022 and 2023, the total cash paid for equity method investments was RMB328 million, RMB502 million and RMB543 million, respectively.
Impairments
The Company performs an impairment assessment of its investments by considering factors including, but not limited to, current economic and market conditions with the considerations of
COVID-19
impacts, as well as the operating performance of the investees. For the years ended December 31, 2021, 2022 and 2023, impairment charges in connection with the available-for-sale
debt investment of nil, RMB906 million and RMB115 million were recorded. Impairment charges in connection with the equity securities without readily determinable fair value of RMB14 million, RMB40 million and nil were recorded. Impairment charges in connection with the equity method investments of RMB82 million, RMB3 million and nil were recorded. The impairment was recorded in “Other income/(expense)” (Note 2).